EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postretirement Medicare Plan [Member]
Amounts recognized in statement of financial position:
Current liabilities	$ (65)	$ (58)	$ (37)
Non-current liabilities	(1,563)	(1,878)	(1,513)
Net amount recognized	$ (1,628)	$ (1,936)	$ (1,550)
Weighted average assumptions used:
Discount rate	4.50%	3.80%	4.50%
Rate of compensation increases
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets	$ 3,691	$ 2,606	$ 199
Non-current liabilities
Net amount recognized	$ 3,691	$ 2,606	$ 199
Weighted average assumptions used:
Discount rate	4.40%	3.70%	4.30%
Rate of compensation increases
Pre 65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.90%	8.30%	7.20%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2027	2025
Pre 65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.90%	8.30%	7.20%
Post 65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	13.10%	11.10%	10.00%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2027	2025
Post 65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	7.90%	11.10%	10.00%